Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Statement [Line Items]
Lease liabilities	$ 354
Lease liabilities included in the consolidated statement of financial position
Current	69
Non-current	253
2020
Statement [Line Items]
Lease liabilities	80
2021
Statement [Line Items]
Lease liabilities	75
2022
Statement [Line Items]
Lease liabilities	60
2023
Statement [Line Items]
Lease liabilities	41
2024
Statement [Line Items]
Lease liabilities	34
2025 and thereafter
Statement [Line Items]
Lease liabilities	$ 64